5. PRIRO YEAR RESTATEMENTS (Details 3) (USD $)	35 Months Ended	11 Months Ended
	Dec. 31, 2011 As Reported	Dec. 31, 2011 As Restated
Professional services	$ 205,200	$ 274,867
Loss from operation	(648,125)	(717,792)
Net loss	$ (694,010)	$ (763,677)